Meritz Investments (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 22, 2024	Jun. 30, 2024	Dec. 31, 2021	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Value of shares issued			$ 311,770
Amount deposited		$ 500,000
Fair value		310,477
Operating bank account balance		268,781	$ 531,452	$ 418,941	$ 548,286	$ 736,605
Meritz Subscription Agreement
INITIAL PUBLIC OFFERING
Number of shares issued	50,000,000
Value of shares issued	$ 500,000
Mertiz Investment
INITIAL PUBLIC OFFERING
Amount of fair value loss		$ 1,180
Threshold number of days in which required to deposit additional cash in restricted cash account		5 days
Threshold closing price required to permit withdrew cash		$ 7.00
Threshold closing price required to terminate Cash Top Up Obligations		$ 14.00
Amount deposited		$ 25,098
U.S. treasury bonds
INITIAL PUBLIC OFFERING
Amount to be deposited	325,000
Amount deposited		325,000
Aggregate outstanding principal amount		325,000
Fair value		310,477
U.S. treasury bonds and/or bills
INITIAL PUBLIC OFFERING
Amount to be deposited	175,000
Amount permitted to be withdrawn	$ 175,000
Amount withdrew		175,000
Maximum | Mertiz Investment
INITIAL PUBLIC OFFERING
Operating bank account balance		$ 175,000